Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Jan. 01, 2017
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Risk/Return:
Trading Symbol	EARAX
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECRAX
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
Risk/Return:
Trading Symbol	EIRAX
Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Risk/Return:
Trading Symbol	ERBAX
Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
Risk/Return:
Trading Symbol	ERBCX
Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
Risk/Return:
Trading Symbol	ERBIX
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:
Trading Symbol	ETHSX
Eaton Vance Worldwide Health Sciences Fund | Class B
Risk/Return:
Trading Symbol	EMHSX
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:
Trading Symbol	ECHSX
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:
Trading Symbol	ERHSX
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:
Trading Symbol	EIHSX
Eaton Vance Greater China Growth Fund | Class I
Risk/Return:
Trading Symbol	EICGX
Eaton Vance Greater China Growth Fund | Class A
Risk/Return:
Trading Symbol	EVCGX
Eaton Vance Greater China Growth Fund | Class C
Risk/Return:
Trading Symbol	ECCGX